Interest expense and finance costs (Tables)	12 Months Ended
Dec. 31, 2013
Interest expense and finance costs [Abstract]
Interest Expense and Finance Costs
Interest expense and finance costs

	For the year ended
	Dec 31,2013	Dec 31,2012	Dec 31,2011
Interest incurred	5,063,418	3,248,789	3,333,941
Capitalized interest	(2,372,199)	(537,322)	(543,860)
Amortization of deferred financing charges	772,787	254,547	290,391

	3,464,006	2,966,014	3,080,472